Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	150,000,000	150,000,000
Common Stock, Shares, Issued	16,709,221	308,443
Common Stock, Shares, Outstanding	16,709,221	308,443